Loan Commitments and Other Related Activities (Contractual Amounts of Financial Instruments with Off-Balance-Sheet Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Commitments To Make Loans [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 15,856	$ 21,335
Variable Rate	21,716	22,171
Unused Lines Of Credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	8,068	3,714
Variable Rate	38,760	29,621
Standby Letters Of Credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 1,115	$ 991